Consolidated Statement of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net loss	$ (242,813)	$ (72,711)
Change in non-cash operating items:
Digital assets mined	(133,040)	(165,398)
Digital assets traded for cash	0	1,291
Depreciation and amortization	94,528	23,288
Impairment of mining infrastructure and servers	113,876	0
Gain on disposition of digital assets	0	(182)
Loss on revaluation of digital assets	134,772	0
(Gain) loss on revaluation of warrant liability	(98,810)	114,161
Share based payments	6,913	9,876
Deferred income tax expense	9,593	5,620
Net finance (income) expense and other	6,670	(1,498)
Foreign exchange loss	1,276	3,143
Cash flows from operations before changes in working capital	(107,035)	(82,410)
Net change in working capital (note 23)	2,001	2,169
Net cash used in operating activities	(105,034)	(80,241)
Investing activities
Purchase of plant and equipment	(72,701)	(86,431)
Deposits and prepaid expenses	(733)	(148,636)
Business acquisition	(30,174)	0
Net cash used in investing activities	(103,608)	(235,067)
Financing activities
Repayment of loan payable	0	(25,372)
Finance draws from equipment financing	0	56,397
Debt issuance cost	0	(1,426)
Repayment of loan payable for financed equipment	(16,380)	(14,950)
Proceeds from issuance of common shares, net of issuance cost	124,855	390,895
Proceeds from exercise of warrants and options	14	49,359
Finance income received	923	2,413
Finance expense paid	(5,012)	(1,349)
Payment of lease obligations	(4,574)	(126)
Net cash provided by financing activities	99,826	455,841
(Decrease) Increase in cash	(108,816)	140,533
Cash, beginning of year	140,127	2,816
Effect of movement in exchange rates on cash held in foreign currencies	(796)	(3,222)
Cash, end of year	$ 30,515	$ 140,127